Financial Income (Expenses), Net	12 Months Ended
Dec. 31, 2022
Financial Income (Expenses), Net [Abstract]
FINANCIAL INCOME (EXPENSES), NET

NOTE 11 - FINANCIAL INCOME (EXPENSES), NET:

	Year Ended December 31
	2022	2021	2020
	U.S. dollars in thousands
Foreign currency exchange differences	(4,377)	1,295	2,592
Issuance costs attributed to Forfeiture Shares	-	(473)	-
Interest income on short-term deposits	2,298	311	849
Change in fair value of Warrants liability	-	-	(109)
Other	309	(31)	(32)
Total financial income (expenses), net	(1,770)	1,102	3,300